Turnover and segment information - Turnover by Product & Service (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Turnover	£ 32,667	£ 31,376	£ 30,328
Commercial Operations
Disclosure of products and services [line items]
Turnover	32,667	31,376	30,328
Commercial Operations | Specialty Medicines
Disclosure of products and services [line items]
Turnover	13,474	11,810	10,244
Commercial Operations | HIV, oncology, immuno-inflammation, respiratory and other
Disclosure of products and services [line items]
Turnover	13,474	11,798	10,200
Commercial Operations | HIV
Disclosure of products and services [line items]
Turnover	7,687	7,089	6,444
Commercial Operations | Respiratory, Immunology & Inflammation
Disclosure of products and services [line items]
Turnover	3,810	3,299	3,025
Commercial Operations | Oncology
Disclosure of products and services [line items]
Turnover	1,977	1,410	731
Commercial Operations | Pandemic
Disclosure of products and services [line items]
Turnover	0	12	44
Commercial Operations | Vaccines
Disclosure of products and services [line items]
Turnover	9,157	9,138	9,864
Commercial Operations | Shingles, Meningitis, RSV, Influenza and Established Vaccines
Disclosure of products and services [line items]
Turnover	9,157	9,138	9,714
Commercial Operations | Shingles
Disclosure of products and services [line items]
Turnover	3,558	3,364	3,446
Commercial Operations | Meningitis
Disclosure of products and services [line items]
Turnover	1,583	1,437	1,260
Commercial Operations | RSV (Arexvy) [Member]
Disclosure of products and services [line items]
Turnover	593	590	1,238
Commercial Operations | Influenza
Disclosure of products and services [line items]
Turnover	303	408	504
Commercial Operations | Established Vaccines
Disclosure of products and services [line items]
Turnover	3,120	3,339	3,266
Commercial Operations | Pandemic Vaccines
Disclosure of products and services [line items]
Turnover	0	0	150
Commercial Operations | General Medicines
Disclosure of products and services [line items]
Turnover	10,036	10,428	10,220
Commercial Operations | Respiratory
Disclosure of products and services [line items]
Turnover	7,068	7,213	6,825
Commercial Operations | Other General Medicines
Disclosure of products and services [line items]
Turnover	£ 2,968	£ 3,215	£ 3,395